INVESTMENTS IN SECURITIES	12 Months Ended
Mar. 31, 2015
INVESTMENTS IN SECURITIES
INVESTMENTS IN SECURITIES

3.               INVESTMENTS IN SECURITIES

Available-for-sale securities

Information regarding securities classified as available-for-sale securities as of March 31, 2014 and 2015, is as follows:

	Thousands of Yen
March 31, 2014	Cost	Gross unrealized gain	Gross unrealized loss	Fair value
Available-for-sale securities:
Equity securities	¥107,550	¥163,800	¥—	¥271,350
Debt securities	102,441	—	895	101,546

Total	¥209,991	¥163,800	¥895	¥372,896

March 31, 2015

Available-for-sale securities:
Equity securities	¥107,550	¥303,300	¥—	¥410,850
Debt securities	102,441	—	983	101,458

Total	¥209,991	¥303,300	¥983	¥512,308

Debt securities classified as available-for-sale securities mature as follows.

	Thousands of Yen
Contractual maturities	Cost	Fair value
Within 1 year	¥—	¥—
After 1 year through 5 years	—	—
After 5 years through 10 years	102,441	101,458

Total	¥102,441	¥101,458

The following table provides the fair value and gross unrealized losses of the Company’s investments that were deemed to be temporarily impaired as of March 31, 2014 and 2015:

	Thousands of Yen
	Less than 12 months		More than 12 months
March 31, 2014	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss
Debt securities	¥101,546	¥895	¥—	¥—

March 31, 2015
Debt securities	¥—	¥—	¥101,458	¥983

The Company’s investments in available-for-sale securities in an unrealized holding loss position consisted of a corporate bond of a Japanese banking company. The severity of decline in fair value less than cost was 1% and the duration of the impairment was less than 15 months. The Company evaluated the near-term prospects of the issuer in relation to the severity and duration of impairment. Based on that evaluation and the Company’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company did not consider these investments to be other-than-temporarily impaired at March 31, 2015. We do not intend to sell the bond and it is not more likely than not we will be required to sell the bond before recovery of its amortized cost basis.